Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

This basis of accounting differs in certain material respects from that used for the preparation of the books of Jinzheng, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of Jinzheng to present them in conformity with U.S. GAAP.

The accompanying consolidated financial statements consolidate the financial statements of Newater Technology, its 100% owned subsidiary Newater HK, Newater HK’s 100% owned subsidiary Jinzheng, and Jinzheng’s 100% owned subsidiary Jinmo prior to December 2016. All significant intercompany balances and transactions have been eliminated. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of income and comprehensive income from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of Newater Technology and Newater HK is United States dollar. The functional currency of Jinzheng and Jinmo is Renminbi (“RMB”). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income and comprehensive income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as operating environment changes. Significant estimates and assumptions by management include, among others, estimated life and impairment of long-lived assets, allowance for doubtful accounts, contingencies and litigation, total costs in connection with service revenues, valuation of inventories and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all other highly liquid instruments with original maturities of three months or less.

Restricted Cash

Restricted Cash

The current portion of restricted cash includes bank deposits used to pledge bank acceptance notes, cash deposits pledged in exchange for guarantee service provided by third party and certificate of deposit pledged for bank loan obtained from a bank. The Company entered into credit agreements with commercial banks in China (“endorsing banks”) which agree to provide credit within stipulated limits. Within the stipulated credit limits, the Company can issue bank acceptance notes to its suppliers as payments for purchases. In order to issue bank acceptance notes, the Company is generally required to make initial deposits to the endorsing banks in amounts of certain percentage of the face amount of the bank acceptance notes to be issued by the Company. The cash in such accounts is restricted for use over the terms of the bank acceptance notes, which are normally three to six months.

Accounts Receivable and Allowance for Bad Debts

Accounts Receivable and Allowance for Bad Debts

The Company presents accounts receivables, net of allowances for doubtful accounts and returns, to ensure accounts receivable are not overstated due to failure in collection.

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required. Certain credit sales are made to industries that are subject to cyclical economic changes.

The Company maintains allowances for doubtful accounts for estimated losses resulting from Company’s failure to collect or recover from customers. Estimates are based on historical collection experience, current trends, credit policy and relationship between accounts receivable and revenues. In determining these estimates, the Company examines historical write-offs of its receivable and reviews each client’s account to identify any specific customer collection issues.

Retentions Receivable

Retentions Receivable

Retentions receivable represents the amount withheld by customers until the end of warranty period, usually one to two years from customer acceptance at installation. Retentions receivable which were expected to be collected within one year of $1,017,333 and $474,248 were included in the balance of accounts receivable, net as of December 31, 2018 and 2017, respectively. Retentions receivable from related parties which were expected to be collected within one year of $854,835 and $186,629 were included in the balance of accounts receivable from related parties, net as of December 31, 2018 and 2017, respectively. Retentions receivable which were expected to be collected after one year of $344,856 and $0 were included in the balance of retentions receivable, non-current as of December 31, 2018 and 2017, respectively.

Inventories

Inventories

Inventories, consisting of raw materials, work in process and finished goods are stated at the lower of cost or net realizable value utilizing the weighted average method. Cost includes all costs of purchase, cost of conversion and other costs incurred to bring the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to sell.

The valuation of inventory requires the Company to estimate excess and slow moving inventories. The Company evaluates the recoverability of the inventory based on expected demand and market conditions.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized. Gains and losses on disposal of property, plant and equipment are recognized in the statement of income and comprehensive income based on the net disposal proceeds less the carrying amount of the assets.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	10 years
Computer software	10 years
Electronic equipment	5 years
Office equipment	5 years
Motor vehicles	10 years
Buildings	5-20 years
Membrane cushion	3 years
Wastewater treatment system, except for membrane cushion	10 years
Leasehold improvements	The lesser of remaining lease term or 5 years

Construction in progress mainly represents expenditures on the Company’s factory under construction. All direct costs relating to the acquisition or construction of the Company’s factory including interest cost are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Land Use Rights

Land Use Rights

According to the law of China, the government owns all the land in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the estimated useful life of 50 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. There were no impairment charges on long-lived assets for the years ended December 31, 2018, 2017 and 2016.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, current portion of restricted cash, net accounts receivable, notes receivables, inventories, deferred cost of revenue, advances to suppliers and other current assets, accounts payable and bank acceptance notes to vendors, loans due within one year, advances from customers, income tax payables, and accrued expenses and other payables, the carrying amounts approximate their fair values due to the short maturities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Operating Leases

Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income and comprehensive income on a straight-line basis over the lease period.

Earnings per Share

Earnings per Share

Basic earnings per common share is computed by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing net income attributable to common stockholders by the sum of the weighted average number of common stock outstanding and dilutive potential common stock during the year. Potentially dilutive common shares consist of common stock warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive

Revenue Recognition

Revenue Recognition

On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method applied to those contracts that were not completed or substantially complete as of January 1, 2018. Results for the reporting period beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605.

Management has determined that the adoption of ASC 606 did not impact the Company’s previously reported financial statements in any prior period nor did it result in a cumulative effect adjustment to opening retained earnings.

The Company derives its revenues from: (1) sale of products such as membrane filtration  equipment and related hardware, and integrated wastewater treatment systems (“product revenues”); (2) sale  of engineered wastewater treatment system projects (“project revenues”); and (3) providing wastewater treatment services for landfill leachate, industrial park common effluent treatment plants, etc. (“service revenues”).

Products Revenue

Products Revenue is derived from contracts with customers, which primarily include the sale of membrane filtration systems and parts. The Company’s sales arrangements do not contain variable consideration. The Company recognizes revenue at a point in time based on management’s evaluation of when performance obligations under the terms of a contract with the customer are satisfied and control of the products has been transferred to the customer. For vast majority of the Company’s product sales, the performance obligations and control of the products transfer to the customer when products are delivered and customer acceptance is made.

Project Revenue

The general contract terms of wastewater treatment system projects include project management, timeframe of the project, payment terms, rights and obligations of parties, acceptance criteria, and liability for breach of contract.

The Company considers these promised goods and services as one performance obligation since its customer cannot benefit from a separate promised goods or service until combining them as a bundle of goods and series that is distinct.

Revenue is recognized when performance obligation under the terms of a contract with the customer are satisfied and control of the products has been transferred to the customer, which normally occurs when customer-issued formal acceptance was obtained or (ii)  the Company has demonstrated the equipment meets the agreed-upon criteria per the contract when formal acceptance is not available.

The Company usually provides free after-sales service under project revenue, which includes warranty, technical support and training, for a period ranging from one to two years based on each contract. The warranty doesn’t constitute a separate performance obligation since it is standard warranty to assure the project will function as expected. The actual after-sales expense was $275,520, $122,737 and $61,382 for the years ended December 31, 2018, 2017 and 2016, respectively.

Service Revenue

Service revenue is derived from the contracts with customers where the Company acts as a solution provider and treats wastewater for customers. The general contract terms of wastewater treatment service include operation management, timeframe of the service, pricing and payment terms, rights and obligations of parties, performance test criteria, and liability for breach of contract.

The terms of pricing and payment stipulated in the contract are fixed.

The Company recognizes service revenue as the performance obligations are satisfied over time, specifically, based on the volume of wastewater treated.

Revenue consists of the invoiced value for the sales net of value-added tax (“VAT”), business tax, applicable local government levies, rebates, discounts and returns.

The Company chooses its customers with scrutiny and keeps record of collection of receivables. Receivables from customers with solid credit records and history are considered probable to be collected.

There were no sales returns and allowances for the years ended December 31, 2018, 2017 and 2016. The Company does not provide unconditional right of return, pricing protection or any other concessions to its customers.

In accordance with ASC 606, the Company disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors. Refer to Note 19 for information regarding revenue disaggregation by revenue stream.

Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2018 and 2017, the Company recorded contract liabilities of $2,953,595 and $660,944, respectively, which was presented as “Advances from customers” in the accompanying consolidated balance sheets. As of December 31, 2018 and 2017, the Company recorded contract liabilities of $586,719 and $747,264, respectively, which was presented as “Advances from customers – related parties” in the accompanying consolidated balance sheets. During the years ended December 31, 2018 and 2017, the Company recognized $246,146 and $164,970, respectively, of contract liabilities included in the opening balances of advance from customers. During the years ended December 31, 2018 and 2017, the Company recognized $707,056 and $0, respectively, of contract liabilities included in the opening balances of advance from customers – related parties. The amount was included in net revenues in the accompanying consolidated statements of income and comprehensive income.

Cost of Revenue and Deferred Cost of Revenue

Cost of Revenue and Deferred Cost of Revenue

The Company’s cost of revenues primarily consists of (i) materials and equipment costs, (ii) compensation and related overhead expenses for personnel involved in the customization of its products, delivery, installation and maintenance and services (“compensation and overhead costs”), (iii) contractor costs, and (iii) depreciation of equipments used in operations.

For products revenue and projects revenue, all costs associated with the sales are expensed when revenues are recognized. For service revenue, when revenue is recognized over time in accordance with the Company’s revenue recognition policies, total costs are deferred and amortized over the same period that associated service revenue is recognized. The costs incurred but not expensed yet are recognized as “Deferred cost of revenue” in the accompanying consolidated balance sheets. As of December 31, 2018 and 2017, deferred cost of revenue totaled $343,090 and $752,358, respectively. As of December 31, 2018 and 2017, deferred cost of revenue – related party totaled $0 and $1,795,222, respectively.

Government Grants

Government Grants

Government grants include cash subsidies received from the PRC government. Such subsidies are issued by the local government to encourage innovation, technology development, research and development. The government grant is recognized in the consolidated statements of comprehensive income when cash is received and the relevant performance criteria specified are met. In the years ended December 31, 2018, 2017 and 2016, the Company received government grants of approximately $628,000, $487,000, and $1,721,000, and recognized approximately $628,000, $514,000 (including $ 27,000 granted in 2015 and received in 2017), and $1,751,000 (including $30,000 granted in 2015 and received in 2016), in the consolidated statements of income and comprehensive income, respectively.

Research and Development

Research and Development

Research and development costs are expensed as incurred. The costs primarily consist of raw materials purchased and consumed in experiments, product testing and other research and development activities and salaries and fees paid for the development and improvement of the Company’s products and systems. Research and development costs for the years ended December 31, 2018, 2017 and 2016 were $2,654,513, $1,355,648 and $622,051, respectively.

Selling Expenses

Selling Expenses

Selling expenses consist primarily of advertising, salaries, travelling and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Advertising costs in the amounts of $6,376, $1,519, and $7,931 for the years ended December 31, 2018, 2017 and 2016, respectively, are included in selling expenses.

Shipping and handling costs amounting to $35,326, $14,178, and $11,663 for the years ended December 31, 2018, 2017 and 2016, respectively, are included in selling expenses.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income/Loss

Comprehensive Income/Loss

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustments. As of December 31, 2018 and 2017, the only component of accumulated other comprehensive income/loss was foreign currency translation adjustments.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments the Company holds that are subject to concentrations of credit risk are cash, restricted cash, notes receivables and accounts receivable arising from its normal business activities. The Company places its cash and restricted cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the credit status of its customers and, based upon factors surrounding the credit risks, establishes an allowance, if required, for uncollectible accounts. The company believes its notes receivable and accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered as a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable  segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The chief operating decision maker now reviews analysis reports on a customer-by-customer basis. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one reportable segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)". ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees may not apply a full retrospective transition approach.

In July 2018, the FASB issued ASU 2018-10, "Codification Improvements to Topic 842, Leases". The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in the amendments in ASU 2016-02 including those regarding residual value guarantees, rate implicit in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase option, variable lease payments that depend on an index or a rate, investment tax credits, lease term and purchase option, transition guidance for amounts previously recognized in business combinations, certain transition adjustments, transition guidance for leases previously classified as capital leases under Topic 840, transition guidance for modifications to leases previously classified as direct financing or sales-type leases under Topic 840, transition guidance for sale and leaseback transactions, impairment of net investment in the lease, unguaranteed residual asset, effect of initial direct costs on rate implicit in the lease, and failed sale and leaseback transactions. In July 2018, the FASB issued ASU 2018-11, "Leases (Topic 842): Targeted Improvements". The amendments in ASU 2018-11 affect the guidance issued in ASU 2016-02, "Leases (Topic 842)", which is not yet effective. The amendments provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The amendments also provide lessors with a practical expedient to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component in certain circumstances. In December 2018, the FASB issued ASU 2018-20, "Leases (Topic 842) – Narrow-Scope Improvements for Lessors." ASU 2018-20 allow lessors to make an accounting policy election not to evaluate whether sales taxes and similar taxes imposed by a governmental authority on a specific lease revenue-producing transaction are the primary obligation of the lessor as owner of the underlying leased asset. The amendments also require a lessor to exclude lessor costs paid directly by a lessee to third parties on the lessor's behalf from variable payments and include lessor costs that are paid by the lessor and reimbursed by the lessee in the measurement of variable lease revenue and the associated expense. In addition, the amendments clarify that when lessors allocate variable payments to lease and non-lease components they are required to follow the recognition guidance in the new lease standard for the lease component and other applicable guidance, such as the new revenue standard, for the non-lease component. For entities that early adopted Topic 842, the amendments are effective upon issuance of ASU 2018-10, AUS 2018-11and ASU 2018-20, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.

The Company plans to adopt ASU 2016-02 effective January 1, 2019 utilizing the modified retrospective transition method through a cumulative-effect adjustment at the beginning of the year 2019 and will not restate comparative periods. The Company will elect the package of practical expedients permitted under the transition guidance, which allows the Company to carryforward its historical lease classification, its assessment on whether a contract is or contains a lease, and its indirect costs for any leases that exist prior to adoption of the new standard. For leases with a term of 12 months or less, the Company plans to elect the short-term lease exemption, which allows the Company to not recognize right-of-use assets or lease liabilities for qualifying leases existing at transition and new leases the Company may enter into in the future. While the Company continues to assess all impacts of the adoption, the Company anticipates this standard will have a material impact on the Company's consolidated balance sheets. However, the Company does not expect the adoption will have a material impact on the consolidated statements of income and comprehensive income.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement," which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The amendments in this Update modify the disclosure requirements on fair value measurements based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impacts of ASU 2018-13 on its consolidated financial statements.

Recently adopted accounting pronouncements

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees may not apply a full retrospective transition approach.

In July 2018, the FASB issued ASU 2018-10, “Codification Improvements to Topic 842, Leases”. The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in the amendments in ASU 2016-02 including those regarding residual value guarantees, rate implicit in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase option, variable lease payments that depend on an index or a rate, investment tax credits, lease term and purchase option, transition guidance for amounts previously recognized in business combinations, certain transition adjustments, transition guidance for leases previously classified as capital leases under Topic 840, transition guidance for modifications to leases previously classified as direct financing or sales-type leases under Topic 840, transition guidance for sale and leaseback transactions, impairment of net investment in the lease, unguaranteed residual asset, effect of initial direct costs on rate implicit in the lease, and failed sale and leaseback transactions. In July 2018, the FASB issued ASU 2018-11, “Leases (Topic 842): Targeted Improvements”. The amendments in ASU 2018-11 affect the guidance issued in ASU 2016-02, “Leases (Topic 842)”, which is not yet effective. The amendments provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The amendments also provide lessors with a practical expedient to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component in certain circumstances. In December 2018, the FASB issued ASU 2018-20, “Leases (Topic 842) – Narrow-Scope Improvements for Lessors.” ASU 2018-20 allow lessors to make an accounting policy election not to evaluate whether sales taxes and similar taxes imposed by a governmental authority on a specific lease revenue-producing transaction are the primary obligation of the lessor as owner of the underlying leased asset. The amendments also require a lessor to exclude lessor costs paid directly by a lessee to third parties on the lessor’s behalf from variable payments and include lessor costs that are paid by the lessor and reimbursed by the lessee in the measurement of variable lease revenue and the associated expense. In addition, the amendments clarify that when lessors allocate variable payments to lease and non-lease components they are required to follow the recognition guidance in the new lease standard for the lease component and other applicable guidance, such as the new revenue standard, for the non-lease component. For entities that early adopted Topic 842, the amendments are effective upon issuance of ASU 2018-10, AUS 2018-11and ASU 2018-20, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.

The Company plans to adopt ASU 2016-02 effective January 1, 2019 utilizing the modified retrospective transition method through a cumulative-effect adjustment at the beginning of the year 2019 and will not restate comparative periods. The Company will elect the package of practical expedients permitted under the transition guidance, which allows the Company to carryforward its historical lease classification, its assessment on whether a contract is or contains a lease, and its indirect costs for any leases that exist prior to adoption of the new standard. For leases with a term of 12 months or less, the Company plans to elect the short-term lease exemption, which allows the Company to not recognize right-of-use assets or lease liabilities for qualifying leases existing at transition and new leases the Company may enter into in the future. While the Company continues to assess all impacts of the adoption, the Company anticipates this standard will have a material impact on the Company’s consolidated balance sheets. However, the Company does not expect the adoption will have a material impact on the consolidated statements of income and comprehensive income.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The amendments in this Update modify the disclosure requirements on fair value measurements based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impacts of ASU 2018-13 on its consolidated financial statements.

Recently adopted accounting pronouncements

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. These amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company has adopted the standard retrospectively effective January 1, 2018. As a result, balances of net cash used in investing activities in the years ended December 31, 2017 and 2016 was adjusted to exclude the changes in restricted cash, resulting in a decrease in such balances of $5,712,407 and $922,380, respectively.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (ASC 606)”. Under ASU 2014-09, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted for periods beginning after December 15, 2016. The Company elected adopting the standard using the modified retrospective method on January 1, 2018. The Company recognized the cumulative effect of applying the new revenue standard as an adjustment to the opening balance of accumulated deficit at the beginning of 2018. The adoption of ASC 606 did not impact the Company’s previously reported financial statements in any prior period nor did it result in a cumulative effect adjustment to opening retained earnings.